35 Related-party transactions (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Related-party income	$ 43	$ 27	$ 6,555
PESA [member]
Disclosure of transactions between related parties [line items]
Related-party income	40	27
SACDE [member]
Disclosure of transactions between related parties [line items]
Related-party income	3		70
PESA [member]
Disclosure of transactions between related parties [line items]
Related-party income			$ 23